SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

13. SHARE-BASED COMPENSATION

Share incentive plan

Share options

In 2015, the Group adopted the 2015 Share Incentive Plan (the “2015 Plan”) and, in 2016, the Group adopted the 2016 Share Incentive Plan (the “2016 Plan”), which permits the grant of three types of awards: options, restricted shares and restricted share units. Persons eligible to participate in the 2015 Plan and 2016 Plan (collectively, the “Plans”) includes employees, consultants and directors of the Group or any of affiliates, which include the Group’s parent company, subsidiaries and the Group. Under the 2015 plan, ordinary share available for issuance were 15,094,700. Under the 2016 Plan, 16,771,900 ordinary shares were reserved for issuance. According to the resolutions of the board of directors in 2017, the Group reserved an additional 35,867,400 ordinary shares for the Plans. According to the resolutions of the board of directors in 2018, the Group reserved additional 3,518,000 ordinary shares for the Plans.

During the year ended December 31,2022, the Group did not grant any shares.

During the year ended December 31,2021, the Group granted 500,000 shares at the exercise price of RMB6.74 per share, and 4,425,211 shares at the exercise price of RMB0.06.

●	500,000 share options will vest annually in equal instalment over 5 years.

●	Of the 4,425,211 shares options granted 2,655,127 options vested on June 30,2021, 1,327,563 vested on September 30,2021, and 442,521 vested on December 31,2021.

During the year ended December 31 2020, the Group granted 680,300 share options at the exercise price of RMB24.11 per share, 2,853,911 share options at the exercise price of $nil, 3,345,098 share options at the exercise price of RMB24.11 per share,178,900 share options at the exercise price of RMB13.83 per share, 445,280 share options at the exercise price of RMB24.11 per share. These grants are subject to the following vesting conditions:

●	680,300 share options will vest over 5 years based on vesting of 15%, 20%, 20%, 20% and 25% at each anniversary subsequent to the grant date.

●	2,853,911 share options vested 1,426,955 on March 20,2020 and 1,426,956 on April 20,2020.

●	3,345,098 share options vested on May 28,2020.

●	178,900 share options will vest over 4 years based on vesting of 20%, 20%, 30%, and 30% at each anniversary subsequent to the grant date.

●	445,280 share options will vest annually in equal instalment over 5 years.

The vesting of the share options granted during the year ended December 31, 2022 is also subject to certain annual performance targets established by the Group’s Board of Directors and Chief Executive Officer (“CEO”). The Group recognized compensation expenses related to the options linked to these performance targets during the vesting period based on the probable outcome of these performance conditions. The Group has determined that it is probable these conditions will be met; as such the share-based compensation is being recognized over the vesting period.

The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in the years ended December 31, 2020, 2021 and 2022. The weighted-average grant-date fair value of the share options granted during the years ended December 31, 2020, 2021 and 2022 was RMB35.88 RMB8.00 and nil, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
Risk free rate of interest	0.27%-1.47%	0.84%~1.61%	n/a
Volatility	48.8%-59.5%	113.60%~116%	n/a
Dividend yield	—	—	n/a
Exercise multiples	2.2 / 2.8	2.2	n/a
Life of option (years)	2.5-6.0	5	n/a

(1)  Risk free rate of interest

Based on the daily treasury long term rate of the U.S. Department of the treasury with a maturity period close to the expected term of the option.

(2)  Volatility

The volatility factor estimated was based on the annualized standard deviation of the daily return embedded in historical share prices of the selected guide line companies with a time horizon close to the expected expiration of the term.

(3)  Dividend yield

The Company has never declared or paid any cash dividends on the Company’s capital stock and does not anticipate any dividend payments on the Company’s ordinary shares in the foreseeable future.

(4)  Exercise multiples

The expected exercise multiple was estimated as the average ratio of the stock price as at the time when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to academic research publications. For key management grantee and non-key management grantee, the exercise multiple was estimated to be 2.8 and 2.2 respectively.

The activity in share options during period from December 31, 2021 and December 31, 2022 is set out below:

	Number of	Weighted Average Exercise	Weighted Average Grant-date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2020	29,273,408	17.24	40.24
Granted	4,925,211	0.76	8.00
Exercised	(6,885,255)	0.07	23.49
Forfeited	(7,264,080)	9.52	5.88
Outstanding as of December 31, 2021	20,049,284	8.82	42.57
Granted	—	—	—
Exercised	(4,142,985)	0.00	27.02
Forfeited	(6,996,980)	9.31	72.27
Outstanding as of December 31, 2022	8,909,319	17.61	31.02

The following table summarizes information with respect to share options outstanding as of December 31, 2022:

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
0.06	442,521	—	442,521	—
6.74	500,000	4.23	75,000	4.23
7.78	476,000	—	476,000	—
14.32	782,200	0.09	782,200	0.09
14.72	2,466,000	—	2,466,000	—
24.06	610,700	1.10	543,500	1.01
24.11	3,631,898	0.17	3,445,478	0.06
	8,909,319		8,230,699

A summary of share-based compensation recognized related to share options granted and ordinary shares issued is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	290,630	52,338	5,329

As of December 31 2021, and December 31, 2022, unrecognized compensation cost related to unvested option awards granted to employees of the Group was RMB4,891 and RMB 13,786, respectively. As of December 31, 2022, such cost was expected to be recognized over a weighted average period of 2.7 years. The expected cost is RMB4,527, RMB4,271 and RMB3,514 for years ended December31, 2023, 2024 and 2025, respectively.